Touchstone Dividend Equity Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026